Note 6 - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Minimum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life	2 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures [Member]
Property, plant and equipment, gross	$ 236	$ 237
Leasehold Improvements [Member]
Property, plant and equipment, gross	$ 13	44
Computer Hardware [Member]
Property, plant and equipment, useful life	3 years
Property, plant and equipment, gross	$ 333	327
Computer Software [Member]
Property, plant and equipment, useful life	3 years
Property, plant and equipment, gross	$ 875	943
Office Equipment [Member]
Property, plant and equipment, useful life	3 years
Property, plant and equipment, gross	$ 147	147
Vehicles [Member]
Property, plant and equipment, useful life	5 years
Property, plant and equipment, gross	$ 38	42
Property, plant and equipment, gross	1,642	1,740
Less: Accumulated depreciation	(1,588)	(1,627)
Net carrying value	$ 54	$ 113